Additional Information Included in the Consolidated Statement of Cash Flows (Details) - Schedule of Changes in Non-Cash Working Capital Items - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Changes in Non-Cash Working Capital Items [Abstract]
Trade receivable and other receivables	$ 2,200,073	$ 96,806	$ (2,219,607)
Government assistance and R&D tax credits receivable	(283,771)	(205,042)	553,097
Inventories	(298,722)	(609,663)	(541,093)
Prepaid expenses	(219,276)	(273,497)	95,795
Prepaid financing fees	(55,014)
Accounts payable and accrued liabilities	(11,454,393)	2,534,308	1,720,000
Provisions	(878,144)	878,144
Net change in non-cash working capital items	$ (10,989,247)	$ 2,421,056	$ (391,808)